Statement of Changes in Net Assets Available for Plan Benefits - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 147,947,895
Dividends on investments	7,246,525
Total investment income	155,194,420
Interest on notes receivable from participants	1,260,675
Other income	45,038
Contributions:
Participant contributions	21,264,559
Employer contributions	50,049,609
Rollover contributions	10,553,878
Total contributions	81,868,046
Total additions	238,368,179
Deductions from net assets attributed to:
Benefits paid to participants	210,299,745
Dividends paid to participants	62,393
Administrative expenses	618,597
Total deductions	210,980,735
Net increase	27,387,444
Net assets available for plan benefits at:
Beginning of year	917,757,251
End of year	$ 945,144,695